Financial Instruments - Summary of carrying amount of financial assets and financial liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financial assets measured at amortized cost:
Cash and cash equivalents	¥ 359,252	¥ 278,314	¥ 346,025	¥ 239,970
Trade and other receivables	737,484	734,431
Others	45,576	46,907
Financial liabilities measured at amortized cost:
Trade and other payables	460,881	482,596
Short-term borrowings	96,976	80,634
Commercial papers (short-term)		30,000
Current portion of long-term borrowings	3,029	48,044
Bonds	199,596	199,441
Long-term borrowings	220,219	188,687
Accruals	56,795	52,775
Others	12,412	17,987
At fair value [member]
Financial assets measured at amortized cost:
Cash and cash equivalents	359,252	278,314
Trade and other receivables	737,484	734,431
Others	45,576	46,907
Financial liabilities measured at amortized cost:
Trade and other payables	460,881	482,596
Short-term borrowings	96,976	80,634
Commercial papers (short-term)		30,000
Current portion of long-term borrowings	3,029	48,044
Bonds	200,425	201,107
Long-term borrowings	220,879	189,637
Accruals	56,795	52,775
Others	¥ 12,412	¥ 17,987